PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 19.0%
Automobiles 4.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25	300	$303,368
Series 2019-01, Class C	3.360	02/18/25	400	410,873
Series 2019-02, Class C	2.740	04/18/25	700	717,065
Series 2019-03, Class C	2.320	07/18/25	1,700	1,731,598
Series 2020-01, Class B	1.480	01/21/25	1,400	1,413,367
Series 2020-02, Class C	1.480	02/18/26	400	403,924
Series 2020-03, Class C	1.060	08/18/26	800	802,010
Series 2021-02, Class C	1.010	01/19/27	1,300	1,284,384
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,152,270
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	531,381
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,162,571
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,749,452
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,235,275
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,459,572
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,087,929
Series 2021-04, Class C	1.380	07/15/27	800	788,787

Carvana Auto Receivables Trust, Series 2021-P03, Class B	1.420	08/10/27	200	197,512
Drive Auto Receivables Trust,
Series 2020-02, Class B	1.420	03/17/25	600	602,778
Series 2021-01, Class B	0.650	07/15/25	1,000	1,000,660
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,116,248
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,594,327
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,383,716
Series 2020-02, Class A, 144A	1.060	04/15/33	3,800	3,753,155
Series 2021-01, Class B, 144A	1.610	10/17/33	630	624,222

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,766,543
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	205,367
GM Financial Revolving Receivables Trust, Series 2021-01, Class B, 144A	1.490	06/12/34	200	197,396
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,887,607
Hertz Vehicle Financing LLC, Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,187,894

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A	3.430%	12/16/24	182	$181,977
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	4,351,975
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,681,480
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	938	943,640
Series 2019-03, Class C	2.490	10/15/25	594	597,262
Series 2020-02, Class C	1.460	09/15/25	600	604,024
Series 2020-03, Class C	1.120	01/15/26	2,100	2,109,037
Series 2020-04, Class C	1.010	01/15/26	1,400	1,403,230
Series 2021-01, Class C	0.750	02/17/26	2,700	2,700,436
Series 2021-02, Class C	0.900	06/15/26	2,200	2,200,373
Series 2021-02, Class D	1.350	07/15/27	2,800	2,798,322
Series 2021-03, Class C	0.950	09/15/27	2,900	2,883,733
Series 2021-04, Class C	1.260	02/16/27	2,800	2,794,396

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	1,003,207
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,694,991
Series 2019-A, Class C	2.380	12/15/25	300	305,790
Series 2021-A, Class C	1.090	11/15/27	600	592,825
				70,597,949
Collateralized Loan Obligations 11.8%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.484(c)	10/25/32	2,000	2,001,208
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.514(c)	01/19/33	5,000	5,007,208
Anchorage Capital Clo Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.320(c)	07/15/34	6,500	6,488,821
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	1.194(c)	10/15/28	5,551	5,548,154
Ares CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.404(c)	10/25/31	3,000	3,000,000
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	0.958(c)	04/22/27	2,689	2,688,389

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334%(c)	07/20/34	3,100	$3,101,559
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.414(c)	10/15/33	5,000	5,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.192(c)	07/18/30	1,000	999,789
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.274(c)	04/24/34	5,500	5,484,796

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.464(c)	10/15/32	1,250	1,250,994
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.212(c)	01/20/32	10,250	10,246,251
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.252(c)	07/20/34	7,000	6,987,984

Carlyle US CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.152(c)	04/20/31	1,000	1,000,000
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.492(c)	10/20/32	4,000	4,001,647
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.312(c)	07/20/34	8,500	8,499,992
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.322(c)	10/17/31	1,000	1,000,159
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.261(c)	07/15/34	2,000	2,000,339
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.404(c)	07/15/29	250	250,188
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.344(c)	07/15/30	750	750,462
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.340(c)	07/15/34	3,500	3,498,103

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.282%(c)	04/20/34	7,000	$6,999,997
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.278(c)	01/22/31	500	500,000
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.155(c)	04/26/31	1,000	1,000,495
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.274(c)	04/20/34	3,250	3,238,790
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.448(c)	07/22/32	1,250	1,250,190
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.121(c)	02/05/31	248	248,303

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.304(c)	01/15/31	500	500,192
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.312(c)	07/20/34	5,250	5,250,835
Madison Park Funding Ltd. (Cayman Islands), Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.142(c)	01/20/29	3,795	3,794,306
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.250(c)	04/21/31	988	988,146
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.244(c)	07/19/28	2,561	2,560,678
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.282(c)	07/20/31	1,250	1,249,970

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.244(c)	07/15/31	2,000	2,001,000
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.332(c)	06/20/34	9,750	9,753,227
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.454(c)	01/25/32	2,500	2,503,252

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.402%(c)	10/13/31	8,355	$8,354,782
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.182(c)	07/20/30	3,875	3,873,329
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.454(c)	10/15/32	2,000	2,000,000
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.378(c)	10/22/30	981	981,167
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.382(c)	10/30/30	495	495,043
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.252(c)	01/17/31	1,000	1,000,236
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.261(c)	05/21/34	7,000	7,038,179

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.272(c)	06/20/34	6,500	6,505,506
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.299(c)	07/25/31	250	250,001
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.162(c)	04/20/31	990	990,017
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.452(c)	10/20/32	5,000	5,000,708
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.195(c)	01/26/31	1,000	999,726
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.362(c)	01/17/30	991	991,936
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.272(c)	01/20/31	1,000	1,001,748

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.592%(c)	07/20/32	1,250	$1,252,256
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.334(c)	10/15/30	747	747,366
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.022(c)	01/18/29	857	857,829
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.202(c)	01/20/31	1,000	999,725

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.222(c)	07/17/31	2,500	2,501,250
York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.632(c)	04/20/32	4,500	4,498,376
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.414(c)	04/15/30	244	244,092
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.074(c)	04/15/29	594	593,880
				171,822,576
Consumer Loans 0.7%
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	2,700	2,747,890
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29	107	107,355
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,029,300
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,700	1,704,175
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	0.810(c)	06/16/36	2,700	2,719,347

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28	1,539	1,539,196
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	436	438,737
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	79	78,945
				10,364,945

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30	2,100	$2,410,782
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	34	34,330
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	825,925
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	210,912
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	839,079
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,240,848
				3,151,094
Home Equity Loans 0.0%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	0.824(c)	08/25/35	558	558,158
Manufactured Housing 0.1%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	622	631,501
Residential Mortgage-Backed Securities 0.3%
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.230(c)	04/25/38	990	997,064
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	222	222,147
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	416	415,975
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	206	209,020
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	297	301,946

RAAC Series Trust, Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	1.289(c)	09/25/47	4	3,771
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.689(c)	02/25/57	292	292,444
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	454	460,510

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.089%(c)	10/25/59	257	$258,672
Series 2020-04, Class A1, 144A	1.750	10/25/60	932	937,382
				4,098,931
Student Loans 0.9%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	259	263,379
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	207	213,392
Series 2020-AGS, Class A, 144A	1.980	08/25/50	944	951,492

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	1,511	1,505,000
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	112	113,479
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	211	214,504
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	196	198,831
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	345	348,455
Series 2018-CA, Class A2, 144A	3.520	06/16/42	235	239,028
Series 2019-CA, Class A2, 144A	3.130	02/15/68	541	551,962
Series 2020-BA, Class A2, 144A	2.120	01/15/69	898	910,096
Series 2020-DA, Class A, 144A	1.690	05/15/69	690	695,633

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	0.647(c)	05/25/70	2,650	2,656,970
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	613	625,332
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	380	389,777
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	919	934,189
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	502	513,827
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,500	1,534,072
Series 2020-C, Class AFX, 144A	1.950	02/15/46	793	805,187
				13,664,605

Total Asset-Backed Securities (cost $275,991,167)				277,300,541

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 15.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495%	05/15/53	5,500	$5,694,694
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	8,939,916

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	310,819
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	7,057,272
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,292,711
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,857,572
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	5,009,485
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,616,943
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,518,632
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	9,159,535
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	7,008,016
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	501,342
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.812(c)	03/15/37	6,000	5,966,039
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,539,197
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	5,403,621
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,146,141
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,259,535
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,709,776
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,790,129
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,496,070
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,653,822
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,619,373

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.890(c)	12/15/36	2,390	2,388,629
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	3,029,097
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	511,049
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,774,739

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,873	2,979,203
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,931	2,054,506
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,086	1,115,971
Series 2016-C03, Class A3	2.896	11/15/49	900	946,632
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,802,289

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2019-C07, Class A3	2.860%	12/15/72	1,120	$1,160,496
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,114,975
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,596,450
Series 2015-PC01, Class A4	3.620	07/10/50	2,463	2,544,424
Series 2016-COR01, Class A3	2.826	10/10/49	800	828,840
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,250,389
Series 2021-C20, Class A2	2.486	03/15/54	5,800	5,923,188
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	676,849
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,620,097
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.369(cc)	07/25/28	393	420,393
Series 2019-M21, Class 3A1	2.100	06/25/34	6,288	6,436,518
Series 2019-M22, Class A1	2.104	08/25/29	3,651	3,772,177
Series 2019-M25, Class A1	2.142	11/25/29	4,214	4,367,357
FHLMC Multifamily Structured Pass-Through Certificates,
Series K079, Class AM	3.930	06/25/28	1,350	1,545,167
Series K080, Class AM	3.986(cc)	07/25/28	6,050	6,933,197
Series K091, Class AM	3.566	03/25/29	2,000	2,261,961
Series K157, Class A2	3.990(cc)	05/25/33	800	936,764
Series KC03, Class A2	3.499	01/25/26	1,350	1,419,412
Series KW08, Class A2	3.600	01/25/29	4,500	5,049,037
Series W5FX, Class AFX	3.214(cc)	04/25/28	1,245	1,364,386

GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.786(c)	11/21/35	1,400	1,400,000
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	970	1,013,799
Series 2015-GC34, Class A3	3.244	10/10/48	4,322	4,477,426

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	875	904,271
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,354	1,416,687
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	943	973,344
Series 2016-JP03, Class A4	2.627	08/15/49	700	720,502
Series 2017-JP05, Class A4	3.457	03/15/50	560	596,558
Series 2017-JP07, Class ASB	3.241	09/15/50	575	607,856

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,685,572

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791%	11/15/49	900	$938,575
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,243,246
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	844,626
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,900,460
Series 2018-C09, Class A3	3.854	03/15/51	750	819,003
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,539,217
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,581,392

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	103,604
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,213,235
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,953,752
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,562,389
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,072,041
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,505,328
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,188,463
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,253,679
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,672,670
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,074,099
Series 2020-C57, Class A3	1.864	08/15/53	5,300	5,191,370
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,877,696

Total Commercial Mortgage-Backed Securities (cost $216,438,104)				220,705,692
Corporate Bonds 32.2%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	358,488
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,533,711
Sr. Unsec’d. Notes(a)	3.625	02/01/31	1,945	2,071,267
Sr. Unsec’d. Notes	3.750	02/01/50	830	875,836

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	291,976
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	395,531
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	32,387

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	450	$509,983
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	3,580,991
				9,650,170
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes(a)	3.400	05/06/30	630	658,601
Gtd. Notes	3.400	02/04/41	2,010	1,876,265
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.726	03/25/31	2,180	2,125,198
Gtd. Notes	3.557	08/15/27	455	481,401

BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950	06/15/25	1,510	1,627,255
				6,768,720
Airlines 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	74	74,255
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	649	647,367
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	874	979,769
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	315	319,888
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	432	435,367
				2,456,646
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	662,977
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	327,299
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	1,125	1,143,221
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,410,556

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	1,227,769

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.450%	04/10/22	180	$181,466
Gtd. Notes	3.850	01/05/28	490	531,496
Gtd. Notes	4.350	01/17/27	180	198,771
Gtd. Notes	5.250	03/01/26	375	424,321
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,822,564
				8,930,440
Banks 9.3%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	200,285
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	5,985	6,065,423
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,726,135
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,713,893
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,874,885
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	444,224
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,875,652
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	214,348
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	359,460
Sub. Notes, MTN	4.000	01/22/25	800	862,217
Sub. Notes, MTN	4.450	03/03/26	1,500	1,662,141

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	462,888
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,894,165
Sr. Unsec’d. Notes	4.375	01/12/26	200	220,252
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	461,663
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,404,226
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,360,651
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	655	666,869
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	441,296
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,121,708
Sub. Notes, 144A, MTN	4.375	09/28/25	710	773,259
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,716,123
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	669,519
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,892,255
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,418,877
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,422,169

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%	10/21/26	290	$308,316
Sr. Unsec’d. Notes	3.400	05/01/26	350	376,944
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	193,296
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	529,613
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	729,645
Sub. Notes	4.400	06/10/25	4,000	4,376,110
Sub. Notes	4.450	09/29/27	840	940,907
Sub. Notes	4.600	03/09/26	945	1,053,912
Sub. Notes	4.750	05/18/46	460	583,641
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,317,259
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,055,410
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	561,574
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,778,298
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	942,780
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	383,723

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,697,128
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,536,575
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	265,012
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	2,830	2,785,384
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,347,306
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,223,560
Sr. Unsec’d. Notes	3.500	01/23/25	75	79,698
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,312,436
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,735,730
Sr. Unsec’d. Notes	3.850	01/26/27	475	514,250
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	140,016
Sub. Notes	4.250	10/21/25	250	274,132
Sub. Notes	5.150	05/22/45	335	442,663

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	212,237
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,933,384
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,935,598
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,583,428

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.950%	10/01/26	410	$433,770
Sr. Unsec’d. Notes	3.200	01/25/23	100	103,314
Sr. Unsec’d. Notes	3.200	06/15/26	230	245,463
Sr. Unsec’d. Notes	3.300	04/01/26	4,000	4,276,606
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	226,740
Sr. Unsec’d. Notes	3.625	05/13/24	875	934,823
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	417,756
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,976,247
Sub. Notes	2.956(ff)	05/13/31	1,855	1,916,258
Sub. Notes	3.875	09/10/24	375	403,191
Sub. Notes	4.250	10/01/27	375	422,328

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,437,404
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	937,258
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	327,905
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	834,082
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	513,030
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	496,494
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,372,851
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	4,041,579
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,556,804
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	335,424
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	389,703
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,221,345
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,806,114
Sr. Unsec’d. Notes	3.875	09/12/23	220	231,872
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	843,078

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	432,436
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,723,558
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,335	1,313,967

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	669,490
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,597,498
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.632(c)	09/30/24	2,340	2,347,678

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Truist Bank, Sub. Notes	2.250%	03/11/30	2,840	$2,836,269
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	350	351,286
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	570	579,886
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,241,280
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,771,226
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	3,176,847
				135,817,408
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	217,724
Gtd. Notes	4.900	02/01/46	650	829,024
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,279,977
Gtd. Notes	5.550	01/23/49	900	1,261,505
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	520,179
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	1,009,092

Diageo Capital PLC (United Kingdom), Gtd. Notes(a)	2.125	04/29/32	1,665	1,650,819
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	2.250	03/15/31	2,600	2,573,323
				9,341,643
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200	02/21/27	2,000	2,040,502
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	226,920
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	460	433,998
				2,701,420

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250%	12/15/47	395	$470,301
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	898,420

Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	980,575
				2,349,296
Chemicals 0.2%
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40	350	359,838
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	142	149,690
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	1,248,053
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	45,450
Sr. Unsec’d. Notes	5.250	01/15/45	260	349,901
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	211,094
Gtd. Notes	6.500	09/27/28	400	443,342
				2,807,368
Commercial Services 0.7%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	388,220
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	599,447
Gtd. Notes, 144A	3.300	10/15/22	750	768,952
Gtd. Notes, 144A	4.500	02/15/45	75	92,772

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,776,542
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	595,787
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	885,779
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,890,850
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	187,119
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	689,253

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394%	02/15/48	365	$428,558
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,338,889
				9,642,168
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	624,043
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,494,128
				2,118,171
Diversified Financial Services 0.5%
BOC Aviation USA Corp. (Singapore), Gtd. Notes, 144A, MTN(a)	1.625	04/29/24	635	637,639
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,768,574
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,844,696
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	95	93,239
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.608	07/14/31	565	556,878
				6,901,026
Electric 3.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	512,744
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	1,035,636
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	78,488
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	660	644,857
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	727,434

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200%	12/15/31	2,875	$2,816,714
Sr. Unsec’d. Notes	3.350	05/15/50	485	513,529

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	197,629
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	552,206
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	312,397
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	45,842
First Mortgage	4.000	03/01/48	115	138,116
First Mortgage, Series 123	3.750	08/15/47	775	909,609
First Mortgage, Series 130	3.125	03/15/51	95	100,738
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	48,786
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	913,020

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	166,758
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	72,316
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	57,910
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	451,786
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	367,400
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	151,469
Sr. Unsec’d. Notes	3.950	08/15/47	185	208,220
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	644,574
First Mortgage	3.400	10/01/46	185	201,263
First Mortgage	4.200	07/15/48	205	251,925
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,733,307
First Mortgage	3.700	10/15/46	75	85,405

Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	80,475
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	681,415
Gtd. Notes, 144A	3.500	04/06/28	475	514,798

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$201,009
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	2,124,888
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	260	264,607
Entergy Louisiana LLC, Collateral Trust Bond	4.000	03/15/33	170	194,783
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,185,161
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,210,485
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	360,786
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	228,421
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	1,038,734
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	266,536
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	262,070
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	1,360	1,495,130
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	270,210
First Mortgage	4.250	07/15/49	350	440,437

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	904,119
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	986,408
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	282,793
Sr. Sec’d. Notes, 144A(a)	2.450	12/02/27	1,215	1,217,059

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	304,128
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	63,330
PacifiCorp, First Mortgage	2.700	09/15/30	890	924,865
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	186,825
First Mortgage	3.050	03/15/51	1,540	1,615,446

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co., (cont’d.)
First Ref. Mortgage	4.800%	10/15/43	120	$153,327

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,537,740
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	248,162
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	288,522
First Mortgage, Series 34	3.200	03/01/50	720	773,263
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	382,689
First Mortgage, MTN	2.700	05/01/50	390	388,441
First Mortgage, MTN	3.200	05/15/29	1,265	1,372,769
First Mortgage, MTN	3.600	12/01/47	95	109,170
First Mortgage, MTN	3.700	05/01/28	590	657,830

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,081,629
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	1,132	1,120,872
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	511,760
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	311,266
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	705,460
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	403,829
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	498,056
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500	05/04/27	600	651,079
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,564,033
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	57,065
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	582,281
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,578,928

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050%	10/15/27	535	$567,219
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	546,926
				48,337,312
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	807,827
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	207,113
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	213,901
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	609,470
				1,030,484
Foods 0.4%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	367,887
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	2,174,437
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,402,342
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	102	106,400
Gtd. Notes	4.875	10/01/49	900	1,116,391

Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	73,402
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	705,234
				5,946,093
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	693,684
Sr. Unsec’d. Notes	4.500	08/01/24	214	227,911

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600%	03/01/25	220	$235,908
				1,157,503
Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,290,500
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	359,665
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	2,445	2,301,427
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	475,193
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	571,167
				4,997,952
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	288,152
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.133	03/25/25	105	114,603
				402,755
Healthcare-Services 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	106,687
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,196,886
Sr. Unsec’d. Notes	6.750	12/15/37	170	249,914

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	275,576
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	296,982
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	285,457
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	2,440,769
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	624,368

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200%	07/01/55	75	$97,720
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	806,906
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,988,981
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	835,297
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,605,150
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	435,555
Unsec’d. Notes, Series H	2.746	10/01/26	40	42,065
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	2,002,710
Sr. Unsec’d. Notes	3.500	03/30/25	190	202,629

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	210,290
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	541,878
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	1,199,694
Sr. Unsec’d. Notes	3.750	07/15/25	90	98,165
				16,543,679
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26	35	38,339
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	442,061
Sr. Unsec’d. Notes	4.500	07/16/44	410	500,097

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	125,979
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	131,404
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	1,178,371
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,247,128

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950%	05/15/60	185	$209,539
Gtd. Notes, 144A	3.951	10/15/50	450	509,504

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	161,804
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,754,810
Sr. Unsec’d. Notes	3.625	03/30/23	400	415,298
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,533,341
Sr. Unsec’d. Notes	5.000	04/05/46	350	454,815
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	111,715
Gtd. Notes	4.300	11/15/46	140	172,415
Gtd. Notes	4.350	05/15/43	85	102,808
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	985,147
Sub. Notes, 144A	4.900	09/15/44	120	157,033

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	634,624
				10,827,893
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	2,094,897
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,257,793
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	264,645
				1,522,438
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	04/09/30	735	770,357
Machinery-Diversified 0.0%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	120,866

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300%	02/01/32	445	$421,659
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,741,494
Sr. Sec’d. Notes	3.700	04/01/51	360	352,874
Sr. Sec’d. Notes	3.900	06/01/52	440	444,613
Sr. Sec’d. Notes	4.800	03/01/50	335	380,050
Sr. Sec’d. Notes	5.375	05/01/47	530	641,554
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,221,847
Sr. Sec’d. Notes	6.484	10/23/45	400	550,904

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	317,464
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,559,552
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	290,108
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	2,165,471

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	177	221,318
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	183,248
ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375	03/15/43	1,500	1,714,183
				17,206,339
Mining 0.4%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	263,937
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	832,011
Gtd. Notes	2.800	10/01/29	1,270	1,308,122

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	139,061
Yamana Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	2.630	08/15/31	3,120	3,043,158
				5,586,289

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750%	01/06/23	185	$189,352
Sr. Unsec’d. Notes	3.250	02/11/22	95	95,723
				285,075
Oil & Gas 1.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	2,135,795
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	909,226
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,568,678
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,341,930
Sr. Unsec’d. Notes	6.250	03/15/38	175	234,226
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	481,269
Sr. Unsec’d. Notes	6.750	11/15/39	350	480,197
Sr. Unsec’d. Notes	6.800	09/15/37	200	271,135

Chevron USA, Inc., Gtd. Notes	3.900	11/15/24	425	459,695
ConocoPhillips,
Gtd. Notes, 144A(a)	3.750	10/01/27	2,000	2,201,280
Gtd. Notes, 144A	4.300	08/15/28	1,110	1,270,692
Gtd. Notes, 144A	4.875	10/01/47	55	73,008
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	2,300	2,416,038
Gtd. Notes	4.500	04/15/23	146	151,884

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	1,136,385
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	219,947
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31	770	775,334
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	414,565
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	130,314
Sr. Unsec’d. Notes	7.875	09/15/31	250	333,817

Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	268,731

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350%	02/12/48	154	$131,187
Gtd. Notes	6.490	01/23/27	1,048	1,115,190
Gtd. Notes	6.500	03/13/27	1,020	1,087,320
Gtd. Notes	7.690	01/23/50	398	380,276
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,148,778
Gtd. Notes, MTN	6.875	08/04/26	870	950,103
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,268,732
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	1,073,359

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	639,064
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	235,255
				27,303,410
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	534,183
Packaging & Containers 0.6%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,691,152
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	3,038,952
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	630,326
				8,360,430
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	112,712
Sr. Unsec’d. Notes	4.250	11/21/49	2,295	2,764,878
Sr. Unsec’d. Notes	4.500	05/14/35	550	654,578
Sr. Unsec’d. Notes	4.550	03/15/35	360	428,639
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,667,033
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	1,268,538

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	58,210

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125%	06/15/39	115	$137,462
Sr. Unsec’d. Notes	4.350	11/15/47	475	600,888
Sr. Unsec’d. Notes	5.000	08/15/45	175	238,274
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	286,318
Gtd. Notes	3.400	03/01/27	325	349,888
Gtd. Notes	4.375	10/15/28	1,950	2,235,123
Gtd. Notes	4.500	02/25/26	700	779,460
Sr. Unsec’d. Notes	2.375	03/15/31	835	836,737
Sr. Unsec’d. Notes	2.400	03/15/30	780	787,597
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	369,186
Sr. Unsec’d. Notes	4.300	03/25/28	444	503,163
Sr. Unsec’d. Notes	4.780	03/25/38	85	104,104
Sr. Unsec’d. Notes	5.125	07/20/45	465	609,968
Sr. Unsec’d. Notes	5.300	12/05/43	155	204,445

Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	2,990	2,837,303
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,555,436
Gtd. Notes	5.400	11/29/43	860	1,075,401
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	233,118
Gtd. Notes	3.200	09/23/26	1,220	1,297,889

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	105	130,482
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	583,683
Gtd. Notes	4.000	06/22/50	375	406,238
				23,116,751
Pipelines 1.9%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,352,626
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,854,574
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	609,419

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950%	06/15/28	430	$492,093
Sr. Unsec’d. Notes	5.000	05/15/50	565	661,459
Sr. Unsec’d. Notes	6.250	04/15/49	910	1,210,734
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	570	561,710
Gtd. Notes	3.700	01/31/51	445	471,800

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	293,188
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,706,996
Sr. Unsec’d. Notes	4.000	02/15/25	130	140,065
Sr. Unsec’d. Notes	4.500	04/15/38	270	304,117
Sr. Unsec’d. Notes	4.875	06/01/25	200	221,416
Sr. Unsec’d. Notes	5.200	03/01/47	5	6,161
Sr. Unsec’d. Notes	5.500	02/15/49	210	270,761

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	388,304
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30	2,415	2,491,492
Gtd. Notes	4.450	09/01/49	1,000	1,128,502
Gtd. Notes	4.500	03/15/50	195	221,467
Gtd. Notes	4.950	07/13/47	85	100,853
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.150	12/15/29	5,000	5,216,415
Sr. Unsec’d. Notes	3.550	10/01/26	310	332,543
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	365,170
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,098,000
Sr. Unsec’d. Notes	4.700	06/15/44	170	183,834
Sr. Unsec’d. Notes	5.150	06/01/42	105	118,568

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	150,308
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	323,359
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	711,323
Sr. Unsec’d. Notes	4.600	03/15/48	500	609,343
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	671,934
Sr. Unsec’d. Notes	5.300	03/01/48	320	374,316

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000%	09/15/25	350	$380,365
Sr. Unsec’d. Notes	4.300	03/04/24	325	347,425
Sr. Unsec’d. Notes	4.850	03/01/48	55	67,719
Sr. Unsec’d. Notes	5.400	03/04/44	400	505,184
				26,943,543
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.000	05/18/32	1,645	1,584,446
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	653,941
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,575,983
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	306,108
Sr. Unsec’d. Notes	3.250	01/15/31	985	1,061,307

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,359,838
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	808,860
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,591,049
				10,941,532
Retail 0.6%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	1,017,321
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	585,403
Dollar General Corp., Sr. Unsec’d. Notes(a)	4.125	04/03/50	1,515	1,794,577
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	850	957,290
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,811,399
Ross Stores, Inc., Sr. Unsec’d. Notes	1.875	04/15/31	3,350	3,224,714
				9,390,704

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137%	11/15/35	1,442	$1,420,276
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	2,040	2,002,235
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,837	1,896,494

Microchip Technology, Inc., Sr. Sec’d. Notes	2.670	09/01/23	4,000	4,125,181
				9,444,186
Software 0.6%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50	1,080	969,138
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250	03/01/31	2,870	2,820,705
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	188,302
Sr. Unsec’d. Notes	2.675	06/01/60	1,000	1,000,716
Sr. Unsec’d. Notes	3.041	03/17/62	335	361,756

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,349,699
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,545,463
				8,235,779
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	228	221,120
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	3,159,489
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,745,178
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	1,185,251
Sr. Unsec’d. Notes	4.300	02/15/30	170	193,076
Sr. Unsec’d. Notes	4.500	05/15/35	60	69,278

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	3,125,780
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	640	615,731
Sr. Sec’d. Notes	3.300	02/15/51	125	122,562
Sr. Sec’d. Notes	3.875	04/15/30	4,500	4,922,834
Sr. Sec’d. Notes	4.375	04/15/40	380	433,458
Sr. Sec’d. Notes	4.500	04/15/50	505	596,866

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550%	03/21/31	4,065	$4,099,143
Sr. Unsec’d. Notes	4.500	08/10/33	290	342,279
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,344,127
				22,176,172
Transportation 0.1%
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,707,598
Water 0.2%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,651,472
Sr. Unsec’d. Notes	3.750	09/01/47	25	28,430
Sr. Unsec’d. Notes	4.000	12/01/46	145	171,711

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,419,203
				3,270,816

Total Corporate Bonds (cost $451,235,626)				468,585,678
Municipal Bonds 0.6%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	45,089
California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,473,274
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	393,678
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	34,664
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	35,904
				1,937,520

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000%	10/01/22	110	$114,634
General Obligation Unlimited, Series D	5.000	11/01/22	895	935,308
				1,049,942
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	400,072
North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.924(c)	07/25/36	695	697,434
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	758,925
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	100,009
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	216,977
				1,075,911
Texas 0.2%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	1,100,973
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	1,050,141
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	642,463
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	382,226
				3,175,803
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	176,334

Total Municipal Bonds (cost $7,977,269)				8,558,105

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 8.2%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250%	12/25/33	2	$2,533
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	135	115,271
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28	107	106,703
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.189(c)	07/25/29	46	45,519
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.689(c)	07/25/29	450	451,132
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.799(c)	03/25/31	1,420	1,423,466
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.049(c)	09/25/31	2,200	2,194,505
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.049(c)	09/25/31	1,600	1,595,058

Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.838(c)	08/29/22	3,101	3,099,561
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	1,336
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,181	1,188,814
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.889(c)	04/25/29	90	90,474
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	1.749(c)	10/25/33	4,525	4,536,009
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	1.599(c)	04/25/34	5,660	5,660,000
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500	01/25/42	431	474,842
Series 2012-134, Class ZC	2.500	12/25/42	2,633	2,764,377
Series 2014-11, Class VB	4.500	04/25/42	500	551,906

FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.839(c)	03/25/30	115	114,730
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.149(c)	10/25/33	2,885	2,944,948
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)	0.699(c)	01/25/34	1,075	1,075,747

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.699%(c)	01/25/34	310	$311,757
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	0.899(c)	09/25/41	7,200	7,202,260

FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.839(c)	09/25/48	1	1,157
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	82	95,435
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,251	1,341,314
Series 4661, Class BV	3.500	12/15/36	1,000	1,016,062
Series 4710, Class KZ	3.500	08/15/47	1,101	1,173,384
Series 4717, Class PA	3.000	04/15/45	641	664,763
Series 4739, Class Z	3.500	11/15/47	725	769,886
Series 4765, Class QZ	3.000	03/15/48	3,554	3,803,556

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	1,840	1,847,380
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	796	835,872
Series 2016-46, Class JE	2.500	11/20/45	242	250,488
Series 2017-101, Class AB	2.500	07/20/47	684	708,914
Series 2018-07, Class GA	3.000	02/20/47	337	346,861

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	2.864(cc)	09/25/35	22	22,582
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.739(c)	05/25/29	61	60,692
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	1.299(c)	01/25/34	1,425	1,423,299
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	226	226,506
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,462	2,480,164
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	912	915,084
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	352	352,169
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	10/25/53	1,560	1,564,523
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	02/25/55	2,100	2,090,169

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	3,603	3,561,356

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.084%(c)	08/10/23	1,365	$1,365,783
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.084(c)	08/10/23	7,180	7,184,120
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)	0.584(c)	03/10/22	3,400	3,401,651
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.584(c)	09/10/22	2,000	2,001,074
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.682(c)	09/15/22	8,410	8,418,523
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.282(c)	11/15/21	4,600	4,591,425
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.682(c)	02/16/22	4,433	4,435,609
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.836(c)	06/25/54	2,555	2,556,757
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.986(c)	06/25/54	395	395,022
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.186(c)	06/25/54	335	335,018
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.386(c)	06/25/54	140	140,008

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	01/25/48	107	106,958
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	07/25/29	19	18,659
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.650(c)	04/25/34	4,100	4,100,004
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.739(c)	06/25/57	228	228,448
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.903(c)	12/25/22	2,067	2,074,947
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	2.987(c)	02/27/24	3,518	3,569,915

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789%(c)	02/25/55	3,145	$3,133,685
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.489(c)	03/25/28	17	17,278
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.039(c)	01/25/30	200	198,509

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	906	943,614
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	0.846(c)	10/20/27	19	19,187
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	04/11/22	3,500	3,496,574
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	06/20/22	2,960	2,962,623
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.739(c)	01/26/54	2,525	2,527,493

Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	0.580(c)	07/19/35	21	20,597
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.487(c)	06/25/42	30	30,444
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.487(c)	08/25/42	2	2,403
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	0.669(c)	10/25/45	265	266,146

Total Residential Mortgage-Backed Securities (cost $119,877,395)				120,045,038
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	903,111
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	551,062
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	450,839

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875%	02/01/28	290	$311,037
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes(a)	3.500	01/11/28	1,420	1,537,131
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	225,289
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	204,208
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	205,408
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	404,310
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	419,780

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	219,913
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	698,877
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	176,619
Sr. Unsec’d. Notes	3.300	03/15/28	110	121,030

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	103,619
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	100	122,382
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	350,644
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	492,600
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	473,981
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	348,401
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	405,118
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	208,205
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	693,274
Sr. Unsec’d. Notes	5.100	06/18/50	60	78,259

Total Sovereign Bonds (cost $9,297,615)				9,705,097
U.S. Government Agency Obligations 17.8%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	2,093	2,028,522
Federal Home Loan Mortgage Corp.	2.000	01/01/32	442	455,767
Federal Home Loan Mortgage Corp.	2.000	10/01/40	481	481,459
Federal Home Loan Mortgage Corp.	2.000	09/01/50	14,598	14,606,567
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,290	2,291,038
Federal Home Loan Mortgage Corp.	2.000	03/01/51	912	912,695
Federal Home Loan Mortgage Corp.	2.500	01/01/29	273	284,630

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	2.500%	07/01/31	441	$461,900
Federal Home Loan Mortgage Corp.	2.500	01/01/32	231	241,806
Federal Home Loan Mortgage Corp.	2.500	10/01/32	536	561,764
Federal Home Loan Mortgage Corp.	2.500	12/01/32	966	1,007,739
Federal Home Loan Mortgage Corp.	2.500	09/01/46	205	212,081
Federal Home Loan Mortgage Corp.	2.500	11/01/46	623	643,106
Federal Home Loan Mortgage Corp.	2.500	11/01/49	966	1,000,879
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,362	1,413,587
Federal Home Loan Mortgage Corp.	2.500	04/01/51	14,698	15,113,073
Federal Home Loan Mortgage Corp.	2.500	10/01/51	423	435,313
Federal Home Loan Mortgage Corp.	3.000	02/01/32	907	960,823
Federal Home Loan Mortgage Corp.	3.000	01/01/37	195	205,988
Federal Home Loan Mortgage Corp.	3.000	12/01/37	82	86,143
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,840	1,958,711
Federal Home Loan Mortgage Corp.	3.000	07/01/43	314	334,442
Federal Home Loan Mortgage Corp.	3.000	06/01/46	549	579,080
Federal Home Loan Mortgage Corp.	3.000	12/01/46	496	522,984
Federal Home Loan Mortgage Corp.	3.000	01/01/47	556	590,110
Federal Home Loan Mortgage Corp.	3.000	02/01/50	3,471	3,632,986
Federal Home Loan Mortgage Corp.	3.000	06/01/50	740	775,185
Federal Home Loan Mortgage Corp.	3.500	11/01/37	180	192,264
Federal Home Loan Mortgage Corp.	3.500	06/01/42	235	254,415
Federal Home Loan Mortgage Corp.	3.500	06/01/42	268	290,231
Federal Home Loan Mortgage Corp.	3.500	07/01/42	253	272,987
Federal Home Loan Mortgage Corp.	3.500	09/01/42	308	332,893
Federal Home Loan Mortgage Corp.	3.500	10/01/42	391	424,410
Federal Home Loan Mortgage Corp.	3.500	06/01/43	160	172,298
Federal Home Loan Mortgage Corp.	3.500	05/01/45	214	229,432
Federal Home Loan Mortgage Corp.	3.500	01/01/47	161	171,875
Federal Home Loan Mortgage Corp.	3.500	02/01/47	351	375,488
Federal Home Loan Mortgage Corp.	3.500	11/01/47	249	264,189
Federal Home Loan Mortgage Corp.	3.500	08/01/48	107	113,388
Federal Home Loan Mortgage Corp.	3.500	10/01/48	406	428,591
Federal Home Loan Mortgage Corp.	4.000	12/01/40	73	80,594
Federal Home Loan Mortgage Corp.	4.000	01/01/41	243	266,849
Federal Home Loan Mortgage Corp.	4.000	04/01/42	236	260,317
Federal Home Loan Mortgage Corp.	4.000	10/01/45	136	148,887
Federal Home Loan Mortgage Corp.	4.000	02/01/46	2,084	2,296,468
Federal Home Loan Mortgage Corp.	4.000	05/01/46	135	146,925
Federal Home Loan Mortgage Corp.	4.000	08/01/46	187	202,957
Federal Home Loan Mortgage Corp.	4.000	11/01/47	137	147,897
Federal Home Loan Mortgage Corp.	4.000	04/01/48	209	224,679
Federal Home Loan Mortgage Corp.	4.000	05/01/48	206	220,207
Federal Home Loan Mortgage Corp.	4.000	07/01/48	386	414,751
Federal Home Loan Mortgage Corp.	4.500	06/01/42	88	97,105

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	4.500%	09/01/44	115	$127,672
Federal Home Loan Mortgage Corp.	4.500	07/01/45	293	326,157
Federal Home Loan Mortgage Corp.	4.500	04/01/47	1,234	1,346,080
Federal Home Loan Mortgage Corp.	4.500	07/01/47	129	140,382
Federal Home Loan Mortgage Corp.	4.500	07/01/47	285	310,339
Federal Home Loan Mortgage Corp.	4.500	11/01/47	548	596,969
Federal Home Loan Mortgage Corp.	4.500	02/01/48	182	197,995
Federal Home Loan Mortgage Corp.	4.500	07/01/48	367	397,013
Federal Home Loan Mortgage Corp.	5.000	08/01/40	221	253,316
Federal Home Loan Mortgage Corp.	5.000	12/01/47	216	237,991
Federal Home Loan Mortgage Corp.	5.000	02/01/48	375	417,372
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.742%, Floor 5.723%)	5.721(c)	12/01/30	—(r)	449
Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	2.375(c)	08/01/24	4	4,086

Federal National Mortgage Assoc.	0.875	08/05/30	1,735	1,629,961
Federal National Mortgage Assoc.	1.500	10/01/50	439	425,166
Federal National Mortgage Assoc.	1.500	11/01/50	1,232	1,194,611
Federal National Mortgage Assoc.	1.500	12/01/50	4,668	4,524,198
Federal National Mortgage Assoc.	1.625	01/07/25	1,040	1,065,643
Federal National Mortgage Assoc.	2.000	08/01/40	2,529	2,542,935
Federal National Mortgage Assoc.	2.000	02/01/41	2,310	2,354,631
Federal National Mortgage Assoc.	2.000	05/01/41	4,481	4,567,082
Federal National Mortgage Assoc.	2.000	10/01/50	14,473	14,480,735
Federal National Mortgage Assoc.	2.000	11/01/50	451	451,060
Federal National Mortgage Assoc.	2.000	01/01/51	3,786	3,795,486
Federal National Mortgage Assoc.	2.000	02/01/51	4,523	4,525,489
Federal National Mortgage Assoc.	2.000	03/01/51	519	519,517
Federal National Mortgage Assoc.	2.000	05/01/51	3,616	3,618,521
Federal National Mortgage Assoc.	2.375	01/19/23	180	184,668
Federal National Mortgage Assoc.	2.500	TBA(tt)	2,500	2,567,529
Federal National Mortgage Assoc.	2.500	TBA	14,500	14,857,119
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	673,006
Federal National Mortgage Assoc.	2.500	05/01/30	295	308,666
Federal National Mortgage Assoc.	2.500	04/01/31	865	907,804
Federal National Mortgage Assoc.	2.500	11/01/31	222	233,187
Federal National Mortgage Assoc.	2.500	11/01/39	3,815	3,931,563
Federal National Mortgage Assoc.	2.500	06/01/41	1,954	2,015,722
Federal National Mortgage Assoc.	2.500	02/01/43	85	87,998
Federal National Mortgage Assoc.	2.500	06/01/46	427	438,878
Federal National Mortgage Assoc.	2.500	09/01/46	200	206,463
Federal National Mortgage Assoc.	2.500	10/01/46	134	138,449
Federal National Mortgage Assoc.	2.500	10/01/46	225	231,808
Federal National Mortgage Assoc.	2.500	03/01/50	832	856,718

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	2.500%	08/01/50	5,331	$5,479,177
Federal National Mortgage Assoc.	2.500	11/01/50	2,384	2,450,608
Federal National Mortgage Assoc.	2.500	12/01/50	425	438,175
Federal National Mortgage Assoc.	2.500	01/01/51	1,017	1,051,893
Federal National Mortgage Assoc.	2.500	04/01/51	4,944	5,081,579
Federal National Mortgage Assoc.	3.000	TBA	2,000	2,084,083
Federal National Mortgage Assoc.	3.000	06/01/30	163	172,538
Federal National Mortgage Assoc.	3.000	05/01/31	67	70,884
Federal National Mortgage Assoc.	3.000	12/01/31	202	212,896
Federal National Mortgage Assoc.	3.000	05/01/32	199	209,342
Federal National Mortgage Assoc.	3.000	09/01/32	81	85,458
Federal National Mortgage Assoc.	3.000	11/01/36	144	151,222
Federal National Mortgage Assoc.	3.000	10/01/42	189	201,335
Federal National Mortgage Assoc.	3.000	10/01/42	259	275,373
Federal National Mortgage Assoc.	3.000	02/01/43	240	255,597
Federal National Mortgage Assoc.	3.000	04/01/43	325	345,698
Federal National Mortgage Assoc.	3.000	06/01/43	387	411,922
Federal National Mortgage Assoc.	3.000	12/01/45	581	618,311
Federal National Mortgage Assoc.	3.000	05/01/46	797	842,770
Federal National Mortgage Assoc.	3.000	09/01/46	689	733,194
Federal National Mortgage Assoc.	3.000	10/01/46	2,282	2,407,059
Federal National Mortgage Assoc.	3.000	11/01/46	827	871,608
Federal National Mortgage Assoc.	3.000	11/01/46	1,758	1,857,141
Federal National Mortgage Assoc.	3.000	03/01/47	588	620,711
Federal National Mortgage Assoc.	3.000	04/01/47	1,271	1,338,153
Federal National Mortgage Assoc.	3.000	12/01/49	3,318	3,464,003
Federal National Mortgage Assoc.	3.000	02/01/50	2,486	2,593,719
Federal National Mortgage Assoc.	3.000	03/01/50	593	618,749
Federal National Mortgage Assoc.	3.000	06/01/50	1,211	1,268,910
Federal National Mortgage Assoc.	3.500	12/01/29	109	116,203
Federal National Mortgage Assoc.	3.500	12/01/30	95	101,268
Federal National Mortgage Assoc.	3.500	07/01/31	526	562,119
Federal National Mortgage Assoc.	3.500	08/01/31	362	385,875
Federal National Mortgage Assoc.	3.500	02/01/33	170	180,905
Federal National Mortgage Assoc.	3.500	05/01/33	71	76,048
Federal National Mortgage Assoc.	3.500	10/01/41	102	110,393
Federal National Mortgage Assoc.	3.500	04/01/42	210	225,931
Federal National Mortgage Assoc.	3.500	05/01/42	218	234,810
Federal National Mortgage Assoc.	3.500	05/01/42	1,353	1,468,861
Federal National Mortgage Assoc.	3.500	06/01/42	606	657,933
Federal National Mortgage Assoc.	3.500	10/01/42	309	332,622
Federal National Mortgage Assoc.	3.500	10/01/42	390	422,735
Federal National Mortgage Assoc.	3.500	10/01/42	734	796,411
Federal National Mortgage Assoc.	3.500	06/01/43	179	194,544
Federal National Mortgage Assoc.	3.500	06/01/45	207	222,080

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	3.500%	06/01/45	346	$370,574
Federal National Mortgage Assoc.	3.500	09/01/45	297	320,103
Federal National Mortgage Assoc.	3.500	10/01/45	342	366,862
Federal National Mortgage Assoc.	3.500	01/01/46	112	119,717
Federal National Mortgage Assoc.	3.500	01/01/46	275	293,342
Federal National Mortgage Assoc.	3.500	04/01/46	3,123	3,341,574
Federal National Mortgage Assoc.	3.500	11/01/46	146	155,883
Federal National Mortgage Assoc.	3.500	06/01/47	488	519,373
Federal National Mortgage Assoc.	3.500	07/01/47	308	328,008
Federal National Mortgage Assoc.	3.500	07/01/47	1,367	1,476,610
Federal National Mortgage Assoc.	3.500	08/01/47	218	232,924
Federal National Mortgage Assoc.	3.500	09/01/47	388	412,116
Federal National Mortgage Assoc.	3.500	10/01/47	1,338	1,417,520
Federal National Mortgage Assoc.	3.500	11/01/47	1,284	1,364,398
Federal National Mortgage Assoc.	3.500	01/01/48	229	241,981
Federal National Mortgage Assoc.	3.500	01/01/48	322	346,175
Federal National Mortgage Assoc.	3.500	04/01/48	646	685,358
Federal National Mortgage Assoc.	3.500	08/01/48	528	558,139
Federal National Mortgage Assoc.	3.500	10/01/48	349	369,163
Federal National Mortgage Assoc.	3.500	11/01/48	250	265,585
Federal National Mortgage Assoc.	4.000	09/01/40	169	185,966
Federal National Mortgage Assoc.	4.000	11/01/40	739	815,284
Federal National Mortgage Assoc.	4.000	02/01/41	300	330,045
Federal National Mortgage Assoc.	4.000	02/01/41	442	488,822
Federal National Mortgage Assoc.	4.000	12/01/41	290	320,090
Federal National Mortgage Assoc.	4.000	10/01/43	245	271,391
Federal National Mortgage Assoc.	4.000	09/01/44	123	135,257
Federal National Mortgage Assoc.	4.000	10/01/44	304	334,477
Federal National Mortgage Assoc.	4.000	12/01/45	113	123,636
Federal National Mortgage Assoc.	4.000	04/01/46	116	125,548
Federal National Mortgage Assoc.	4.000	08/01/46	168	181,517
Federal National Mortgage Assoc.	4.000	09/01/46	1,308	1,433,265
Federal National Mortgage Assoc.	4.000	02/01/47	508	547,291
Federal National Mortgage Assoc.	4.000	03/01/47	661	719,797
Federal National Mortgage Assoc.	4.000	06/01/47	406	436,519
Federal National Mortgage Assoc.	4.000	10/01/47	134	143,884
Federal National Mortgage Assoc.	4.000	11/01/47	262	282,052
Federal National Mortgage Assoc.	4.000	12/01/47	277	298,778
Federal National Mortgage Assoc.	4.000	02/01/48	261	279,851
Federal National Mortgage Assoc.	4.000	10/01/48	364	399,835
Federal National Mortgage Assoc.	4.000	03/01/49	1,656	1,769,618
Federal National Mortgage Assoc.	4.000	07/01/49	386	413,245
Federal National Mortgage Assoc.	4.500	08/01/40	82	91,631
Federal National Mortgage Assoc.	4.500	04/01/41	99	109,897
Federal National Mortgage Assoc.	4.500	06/01/41	240	268,049

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	4.500%	08/01/41	117	$129,209
Federal National Mortgage Assoc.	4.500	08/01/41	358	399,737
Federal National Mortgage Assoc.	4.500	08/01/44	257	286,272
Federal National Mortgage Assoc.	4.500	01/01/45	153	170,289
Federal National Mortgage Assoc.	4.500	11/01/47	189	205,873
Federal National Mortgage Assoc.	4.500	06/01/48	297	320,887
Federal National Mortgage Assoc.	4.500	07/01/48	2,486	2,683,039
Federal National Mortgage Assoc.	4.500	12/01/48	249	269,371
Federal National Mortgage Assoc.	4.500	02/01/49	82	88,861
Federal National Mortgage Assoc.	5.000	09/01/30	21	22,735
Federal National Mortgage Assoc.	5.000	10/01/40	166	187,944
Federal National Mortgage Assoc.	5.000	03/01/42	319	363,794
Federal National Mortgage Assoc.	5.000	10/01/47	290	320,911
Federal National Mortgage Assoc.	5.000	01/01/48	61	67,459
Federal National Mortgage Assoc.	5.500	01/01/40	106	122,016
Federal National Mortgage Assoc.	6.000	10/01/36	77	91,536
Federal National Mortgage Assoc.	6.000	07/01/41	82	95,811
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	686,991
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	114,334
Government National Mortgage Assoc.	2.000	03/20/51	1,417	1,435,654
Government National Mortgage Assoc.	2.500	TBA	1,000	1,025,879
Government National Mortgage Assoc.	2.500	12/20/46	354	366,346
Government National Mortgage Assoc.	2.500	05/20/51	1,470	1,512,270
Government National Mortgage Assoc.	2.500	08/20/51	1,195	1,229,481
Government National Mortgage Assoc.	3.000	TBA	6,500	6,741,211
Government National Mortgage Assoc.	3.000	07/20/42	519	545,871
Government National Mortgage Assoc.	3.000	03/20/43	341	359,210
Government National Mortgage Assoc.	3.000	08/20/43	65	68,299
Government National Mortgage Assoc.	3.000	09/20/43	127	133,833
Government National Mortgage Assoc.	3.000	01/20/44	116	122,137
Government National Mortgage Assoc.	3.000	05/20/45	131	137,710
Government National Mortgage Assoc.	3.000	08/15/45	143	149,443
Government National Mortgage Assoc.	3.000	05/20/46	815	852,867
Government National Mortgage Assoc.	3.000	07/20/46	1,313	1,373,696
Government National Mortgage Assoc.	3.000	08/20/46	71	74,816
Government National Mortgage Assoc.	3.000	10/20/46	413	432,217
Government National Mortgage Assoc.	3.000	03/20/47	833	872,210
Government National Mortgage Assoc.	3.000	01/20/48	110	114,729
Government National Mortgage Assoc.	3.000	08/20/48	1,833	1,910,744
Government National Mortgage Assoc.	3.000	07/20/49	654	680,193
Government National Mortgage Assoc.	3.000	09/20/49	812	843,977
Government National Mortgage Assoc.	3.000	12/20/49	892	926,288
Government National Mortgage Assoc.	3.000	01/20/50	1,353	1,405,087
Government National Mortgage Assoc.	3.000	04/20/50	248	258,198
Government National Mortgage Assoc.	3.500	01/15/42	86	92,498

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	3.500%	12/20/42	248	$266,470
Government National Mortgage Assoc.	3.500	01/20/43	367	394,922
Government National Mortgage Assoc.	3.500	02/20/43	165	177,917
Government National Mortgage Assoc.	3.500	08/20/43	599	644,613
Government National Mortgage Assoc.	3.500	10/20/43	793	852,257
Government National Mortgage Assoc.	3.500	03/20/45	87	92,685
Government National Mortgage Assoc.	3.500	04/20/45	494	525,195
Government National Mortgage Assoc.	3.500	04/20/46	958	1,011,057
Government National Mortgage Assoc.	3.500	07/20/46	602	636,506
Government National Mortgage Assoc.	3.500	10/20/46	1,167	1,235,644
Government National Mortgage Assoc.	3.500	12/20/46	1,135	1,199,756
Government National Mortgage Assoc.	3.500	01/20/47	338	356,877
Government National Mortgage Assoc.	3.500	05/20/47	651	686,265
Government National Mortgage Assoc.	3.500	10/20/47	230	244,092
Government National Mortgage Assoc.	3.500	11/20/47	1,189	1,255,548
Government National Mortgage Assoc.	3.500	01/20/48	331	349,026
Government National Mortgage Assoc.	3.500	10/20/48	197	207,186
Government National Mortgage Assoc.	3.500	11/20/48	381	399,515
Government National Mortgage Assoc.	3.500	12/20/48	140	147,450
Government National Mortgage Assoc.	3.500	02/20/49	326	343,173
Government National Mortgage Assoc.	3.500	05/20/49	549	574,703
Government National Mortgage Assoc.	3.500	06/20/49	474	496,349
Government National Mortgage Assoc.	4.000	12/20/40	193	210,911
Government National Mortgage Assoc.	4.000	06/20/41	78	85,628
Government National Mortgage Assoc.	4.000	11/15/41	113	125,113
Government National Mortgage Assoc.	4.000	12/20/42	192	210,159
Government National Mortgage Assoc.	4.000	04/20/43	138	150,504
Government National Mortgage Assoc.	4.000	10/20/43	116	126,446
Government National Mortgage Assoc.	4.000	12/20/43	257	281,372
Government National Mortgage Assoc.	4.000	09/20/44	149	162,416
Government National Mortgage Assoc.	4.000	08/20/45	257	280,458
Government National Mortgage Assoc.	4.000	10/20/45	120	128,009
Government National Mortgage Assoc.	4.000	03/20/46	239	255,684
Government National Mortgage Assoc.	4.000	11/20/46	180	192,152
Government National Mortgage Assoc.	4.000	03/20/47	163	174,369
Government National Mortgage Assoc.	4.000	05/20/47	260	277,951
Government National Mortgage Assoc.	4.000	07/20/47	1,060	1,136,556
Government National Mortgage Assoc.	4.000	11/20/47	711	762,948
Government National Mortgage Assoc.	4.000	12/20/47	165	176,918
Government National Mortgage Assoc.	4.000	06/20/48	2,318	2,465,707
Government National Mortgage Assoc.	4.000	07/20/48	322	343,466
Government National Mortgage Assoc.	4.000	08/20/48	113	119,738
Government National Mortgage Assoc.	4.000	09/20/48	280	298,630
Government National Mortgage Assoc.	4.000	11/20/48	118	125,446
Government National Mortgage Assoc.	4.000	01/20/49	146	155,770

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	4.000%	02/20/49	305	$324,683
Government National Mortgage Assoc.	4.000	03/20/49	185	197,207
Government National Mortgage Assoc.	4.500	12/20/41	410	461,645
Government National Mortgage Assoc.	4.500	10/20/43	63	70,036
Government National Mortgage Assoc.	4.500	01/20/44	83	92,530
Government National Mortgage Assoc.	4.500	04/20/44	278	309,796
Government National Mortgage Assoc.	4.500	03/20/45	69	77,195
Government National Mortgage Assoc.	4.500	07/20/46	154	170,818
Government National Mortgage Assoc.	4.500	08/20/46	129	142,969
Government National Mortgage Assoc.	4.500	11/20/46	118	131,609
Government National Mortgage Assoc.	4.500	01/20/47	724	797,285
Government National Mortgage Assoc.	4.500	01/20/48	108	116,268
Government National Mortgage Assoc.	4.500	02/20/48	707	763,633
Government National Mortgage Assoc.	4.500	03/20/48	70	74,794
Government National Mortgage Assoc.	4.500	07/20/48	119	127,473
Government National Mortgage Assoc.	4.500	08/20/48	44	46,871
Government National Mortgage Assoc.	4.500	12/20/48	218	233,381
Government National Mortgage Assoc.	5.000	10/20/37	6	7,360
Government National Mortgage Assoc.	5.000	09/20/40	79	90,189
Government National Mortgage Assoc.	5.000	04/20/45	44	50,571
Government National Mortgage Assoc.	5.000	08/20/45	160	181,237
Government National Mortgage Assoc.	6.000	12/15/39	111	130,120
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	632,444

Total U.S. Government Agency Obligations (cost $256,731,637)				259,376,509
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds	1.375	11/15/40(h)	9,945	8,984,686
U.S. Treasury Bonds	1.750	08/15/41	9,990	9,618,497
U.S. Treasury Bonds	2.250	05/15/41	21,025	21,967,840
U.S. Treasury Bonds	2.375	05/15/51	155	170,427
U.S. Treasury Bonds	3.125	08/15/44(k)	2,240	2,706,550
U.S. Treasury Notes	0.125	01/15/24(k)	155	153,498
U.S. Treasury Notes	0.750	04/30/26	375	368,613
U.S. Treasury Notes	1.250	09/30/28	4,680	4,614,188
U.S. Treasury Notes	2.875	05/15/28	7,715	8,420,199
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	265,373
U.S. Treasury Strips Coupon	1.994(s)	05/15/41	21,590	14,249,400
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	778,664
U.S. Treasury Strips Coupon	2.222(s)	02/15/41	1,590	1,056,170
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	770,075
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	998,958
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	3,590	2,270,815
U.S. Treasury Strips Coupon	2.346(s)	11/15/40	510	341,182

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	2.394%(s)	11/15/43(k)	2,087	$1,302,011
U.S. Treasury Strips Coupon	2.434(s)	11/15/42(k)	16,395	10,473,587
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	349,110
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	415	250,767
U.S. Treasury Strips Coupon	2.524(s)	11/15/39(k)	280	193,233

Total U.S. Treasury Obligations (cost $90,484,881)				90,303,843

Total Long-Term Investments (cost $1,428,033,694)				1,454,580,503

	Shares
Short-Term Investments 3.2%
Affiliated Mutual Funds 3.2%
PGIM Core Ultra Short Bond Fund(wa)	32,817,672	32,817,672
PGIM Institutional Money Market Fund (cost $13,888,213; includes $13,887,167 of cash collateral for securities on loan)(b)(wa)	13,903,208	13,894,866

Total Short-Term Investments (cost $46,705,885)		46,712,538

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $1,474,739,579)		1,501,293,041
Option Written*~ (0.0)%
(premiums received $0)		(1,944)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.0% (cost $1,474,739,579)		1,501,291,097
Liabilities in excess of other assets(z) (3.0)%		(43,191,885)

Net Assets 100.0%		$1,458,099,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CBOE	Chicago Board Options Exchange
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CPI	Consumer Price Index

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,408 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,624,331; cash collateral of $13,887,167 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,500,000 is 0.2% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(1,944)
(premiums received $0)
Futures contracts outstanding at October 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
626	2 Year U.S. Treasury Notes	Dec. 2021	$137,250,500	$(573,090)
1,067	5 Year U.S. Treasury Notes	Dec. 2021	129,907,250	(1,649,269)
57	10 Year U.S. Treasury Notes	Dec. 2021	7,450,078	(6,977)
398	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	78,169,687	(581,105)
				(2,810,441)
Short Positions:
411	10 Year U.S. Ultra Treasury Notes	Dec. 2021	59,607,844	1,264,565
65	20 Year U.S. Treasury Bonds	Dec. 2021	10,454,844	(152,444)
				1,112,121
				$(1,698,320)
Credit default swap agreement outstanding at October 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	11/14/21	0.250%(M)	13,790	*	$3,352	$(670)	$4,022	Goldman Sachs International

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Credit default swap agreement outstanding at October 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	0.331%	$6,610	$2,263	$4,347	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$(53,522)	$(23,138)	$(30,384)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at October 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,310	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(246,246)	$(246,246)
6,620	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(511,027)	(511,027)
21,870	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(68,233)	(1,522,200)	(1,453,967)
9,915	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(643,215)	(643,215)
				$(68,233)	$(2,922,688)	$(2,854,455)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).